Dividend - Summary of Dividends Payable to Equity Shareholders of the Company Attributable to the Previous Financial Year (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dividend [abstract]
Dividends recognised as distributions to owners of parent, relating to prior years	¥ 1,082,381	¥ 1,082,381